UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
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           GREENWICH, CT 06830
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Form 13F File Number:    -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
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Title:     PRESIDENT
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Phone:     (203) 422-2160
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Signature, Place, and Date of Signing:

/S/ Aaron Fleck      Greenwich, Connecticut  August 14, 2002
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



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   29
                                               -------------

Form 13F Information Table Value Total:              $28,670
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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
                                                      Form 13F INFORMATION TABLE


COLUMN 1                          COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6   COLUMN 7   COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ----------------- ---------- -------- ------------------------

Comcast Class A Special              COM          200300200  11,935   500,630               YES          NO       X
Gannett Co., Inc.                    COM          364730101   3,586    47,248               YES          NO       X
Bellsouth                            COM          79860102    2,081    66,049               YES          NO       X
Cablevision Systems Corp.            COM          12686C109   1,269   134,128               YES          NO       X
Johnson & Johnson                    COM          478160104   1,008    19,283               YES          NO       X
Viacom Inc CL A                      COM          925524100     712    16,015               YES          NO       X
Wells Fargo & Co.                    COM          949746101     711    14,202               YES          NO       X
Automatic Data Processing            COM          053015103     697    16,002               YES          NO       X
AT&T Wireless                        COM          00209A106     660   112,828               YES          NO       X
Target                               COM          87612E106     655    17,202               YES          NO       X
General Electric Co.                 COM          369604103     584    20,115               YES          NO       X
Cablevision - Rainbow Media Gr       COM          12686C844     520    59,457               YES          NO       X
American Int'l Group                 COM          026874107     471     6,902               YES          NO       X
Schlumberger                         COM          806857108     466    10,013               YES          NO       X
SBC Communications, Inc.             COM          78387G103     433    14,211               YES          NO       X
Comcast Corp - Class A               COM          200300101     422    17,431               YES          NO       X
Merck & Company, Inc.                COM          589331107     415     8,202               YES          NO       X
Eaton Corp                           COM          278058102     402     5,302               YES          NO       X
Endesa SA-Sponsored ADR              COM          29258N107     384    26,800               YES          NO       X
Amgen Inc.                           COM          031162100     288     6,880               YES          NO       X
MGIC Investment Corp                 COM          552848103     260     3,842               YES          NO       X
United Global Com                    COM          925529208     189    68,755               YES          NO       X
Nextel Inc                           COM          65332V103     183    56,925               YES          NO       X
CMG Information Services             COM          125750109     133   277,677               YES          NO       X
Charter Communications, Inc.         COM          16117M107      99    24,283               YES          NO       X
Nextel Partners Inc.                 COM          65333F107      76    25,260               YES          NO       X
United Pan-Europe Communication      COM          911300200      22   195,600               YES          NO       X
Advanced Tobacco Products            COM          02364J104       9    25,001               YES          NO       X
Metromedia Fiber Networks            COM          591689104       0    81,680               YES          NO       X

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